Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Information About Employees [line items]
Of which pension costs	kr 4,963	kr 5,170	kr 4,882
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	60,950	58,620
Social security expenses	13,695	14,043
Of which pension costs	kr 4,963	kr 5,170